UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund: BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniHoldings Insured Fund II, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.9%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$5,225	$5,672,469
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	3,580	3,082,989

		8,755,458

Arizona — 0.5%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.25%, 10/01/28	1,175	1,219,157
5.00%, 10/01/29	305	309,105

		1,528,262

Arkansas — 4.1%
Arkansas Development Finance Authority, Refunding RB, FHA Insured Mortgage Loan, Series C (NPFGC), 5.35%, 12/01/35	12,165	12,284,095

California — 14.8%
City of Vista California, COP, Refunding, Community Projects (NPFGC), 5.00%, 5/01/37	5,400	5,051,268
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	3,500	3,670,940
Dixon Unified School District California, GO, Election 2002 (AGM), 5.20%, 8/01/44	2,405	2,418,492
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	5,000	5,112,500
Modesto Schools Infrastructure Financing Agency, Special Tax Bonds (AMBAC), 5.50%, 9/01/36	4,240	3,872,095
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	3,175	3,268,980
Port of Oakland, RB, Series K, AMT (NPFGC):
5.75%, 5/01/10 (a)	25	25,003
5.75%, 11/01/21	2,975	2,976,071
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	2,220	2,174,423

Municipal Bonds	Par (000)	Value

California (concluded)
Roseville Joint Union High School District California, GO, Election of 2004, Series A (NPFGC), 5.00%, 8/01/29	$2,985	$3,043,148
Sacramento City Financing Authority California, RB, Capital Improvement (AMBAC), 5.00%, 12/01/27	150	150,824
San Francisco City & County Airports Commission, RB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,251,700
State of California, GO, Refunding, Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	9,350	9,350,841
Stockton Public Financing Authority California, RB, Redevelopment Projects, Series A (Radian), 5.25%, 9/01/34	2,430	2,150,040

		44,516,325

Colorado — 1.3%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	3,300	3,664,320
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series A-2, AMT, 7.50%, 4/01/31	155	164,627

		3,828,947

District of Columbia — 0.8%
District of Columbia, RB, Deed Tax, Housing Production Trust Fund, Series A (NPFGC), 5.00%, 6/01/32	2,500	2,508,775

Florida — 22.3%
City of Miami Florida, RB (NPFGC), 5.00%, 1/01/37	2,900	2,905,307
City of Orlando Florida, RB, Senior, 6th Cent Contract Payments, Series A (AGC), 5.25%, 11/01/38	4,000	4,019,680
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.24%, 10/01/37 (b)	3,165	508,204
Miami International Airport, Series A, AMT (AGM), 5.25%, 10/01/41	13,800	13,631,916
Miami International Airport, Series A, AMT (AGM), 5.50%, 10/01/41	6,700	6,776,112

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Note

BLACKROCK MUNIHOLDINGS INSURED FUND II, INC.	APRIL 30, 2010	1

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Miami-Dade Florida, RB (concluded):
Series A, AMT (AGM), 5.00%, 10/01/33	$6,730	$6,486,912
Water & Sewer System (AGM), 5.00%, 10/01/39	11,010	11,279,195
County of Miami-Dade Florida, Refunding RB, Water & Sewer System (AGM), 5.00%, 10/01/29	3,000	3,088,320
County of St. John’s Florida, RB, CAB (AMBAC), 5.36%, 6/01/31 (b)	5,065	1,587,016
Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	3,625	3,716,133
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	12,375	13,186,429

		67,185,224

Georgia — 2.8%
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	3,425	3,481,444
Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (AGM), 5.00%, 7/01/34	4,830	5,060,729

		8,542,173

Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Mortgage, Series E, AMT, 6.00%, 1/01/32	280	292,807

Illinois — 7.6%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,080	2,331,410
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	3,400	3,900,548
City of Chicago Illinois, GO, Refunding, Projects, Series A (AGM):
5.00%, 1/01/28	2,315	2,440,079
5.00%, 1/01/29	3,585	3,752,706
5.00%, 1/01/30	1,430	1,488,887
City of Chicago Illinois, RB, General, Third Lien, Series C (AGM), 5.25%, 1/01/35	2,085	2,158,392
City of Chicago Illinois, Refunding RB, Second Lien (NPFGC), 5.50%, 1/01/30	2,270	2,504,378
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	4,000	4,249,960

		22,826,360

Indiana — 3.5%
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/42	8,000	8,021,920

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	$2,370	$2,557,846

		10,579,766

Iowa — 1.0%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	2,915	3,005,861

Kansas — 1.8%
Kansas Development Finance Authority, RB, Sisters of Charity, Series J, 6.13%, 12/01/20	3,510	3,549,873
Sedgwick & Shawnee Counties Kansas, MRB, Series A-2, AMT (GNMA), 6.20%, 12/01/33	1,875	1,903,369

		5,453,242

Kentucky — 0.9%
Kentucky Economic Development Finance Authority, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	1,000	1,084,470
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,525	1,646,970

		2,731,440

Louisiana — 1.3%
Louisiana State Citizens Property Insurance Corp., RB, Series C-3 (AGC), 6.13%, 6/01/25	3,550	3,939,541

Maine — 1.0%
City of Portland Maine, RB, General (AGM), 5.25%, 1/01/35	2,795	2,865,099

Massachusetts — 1.9%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A, 5.00%, 7/01/10 (a)	5,535	5,579,003

Michigan — 12.7%
City of Detroit Michigan, RB, Second Lien, Series B:
(AGM), 7.50%, 7/01/33	2,000	2,401,520
(NPFGC), 5.50%, 7/01/29	4,170	4,196,855
City of Detroit Michigan, Refunding RB:
Second Lien, Series C (BHAC), 5.75%, 7/01/27	2,600	2,810,704
Second Lien, Series E (BHAC), 5.75%, 7/01/31	5,060	5,363,803
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	4,180	4,868,822
Senior Lien, Series C-2, (BHAC), 5.25%, 7/01/29	1,860	1,894,484

2	BLACKROCK MUNIHOLDINGS INSURED FUND II, INC.	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (concluded)
City of Detroit Michigan, Refunding RB (concluded):
System, Senior Lien, Series B, (NPFGC), 5.25%, 7/01/22	$5,735	$5,893,114
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/24	1,440	1,536,595
5.25%, 10/15/25	750	794,708
Michigan Strategic Fund, Refunding RB, AMT, Detroit Edison Co. (Syncora):
Pollution, Series C, 5.65%, 9/01/29	2,935	2,931,331
Project, Series A, 5.50%, 6/01/30	2,000	1,920,080
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	3,115	3,676,728

		38,288,744

Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,975	2,215,318

Nevada — 2.0%
County of Clark Nevada, RB, Las Vegas- McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	5,765	5,869,577
Nevada Housing Division, Refunding RB, S/F Mortgage, Mezzanine, Series A-2, AMT (NPFGC), 6.30%, 4/01/22	95	96,481

		5,966,058

New Jersey — 6.0%
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	11,000	11,196,790
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	3,400	3,605,700
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGC), 5.63%, 12/15/28	2,930	3,267,477

		18,069,967

New York — 0.8%
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,300	2,441,726

North Carolina — 0.4%
North Carolina HFA, RB, Home Ownership, Series 14A, AMT (AMBAC), 5.35%, 1/01/22	1,220	1,228,833

Pennsylvania — 1.0%
Pennsylvania Turnpike Commission, RB, Sub-Series B (AGM), 5.25%, 6/01/39	3,000	3,127,530

Municipal Bonds	Par (000)	Value

Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	$3,500	$3,929,905

South Carolina — 5.5%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series A-2, AMT (AGM), 6.35%, 7/01/19	980	994,543
South Carolina State Public Service Authority, RB, Series A (AMBAC), 5.00%, 1/01/42	15,000	15,540,750

		16,535,293

Texas — 15.4%
City of Dallas Texas, Refunding RB (AGC), 5.25%, 8/15/38	2,100	2,165,247
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	6,700	7,686,240
County of Bexar Texas, RB, Venue Project, Motor Vehicle Rental (BHAC), 5.00%, 8/15/39	1,805	1,857,941
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, B, 7.25%, 12/01/35	1,000	1,127,170
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Project (AGC), 5.50%, 5/15/36	2,935	3,108,488
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	1,250	1,339,813
North Texas Tollway Authority, RB, System, First Tier, Series K-2 (AGC), 6.00%, 1/01/38	1,000	1,109,650
North Texas Tollway Authority, Refunding RB, System, First Tier (NPFGC):
5.75%, 1/01/40	14,750	15,436,907
Series A, 5.63%, 1/01/33	10,975	11,484,898
Series B, 5.75%, 1/01/40	1,000	1,046,570

		46,362,924

Utah — 2.5%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	4,085	4,154,568
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	3,000	3,328,770

		7,483,338

Virginia — 0.9%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	2,195	2,536,827

BLACKROCK MUNIHOLDINGS INSURED FUND II, INC.	APRIL 30, 2010	3

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Washington — 1.9%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series A, AMT (AMBAC), 5.45%, 7/01/37	$3,840	$3,796,762
Washington Health Care Facilities Authority, Refunding RB, Providence Health, Series C (AGM), 5.25%, 10/01/33	1,875	1,941,150

		5,737,912

Total Municipal Bonds – 119.7%		360,346,753

Municipal Bonds Transferred to Tender Option Bond Trusts (c)

California — 3.6%
City of San Jose California, GO, Libraries, Parks, and Public Safety Project (NPFGC), 5.00%, 9/01/30	3,805	3,929,050
San Diego Community College District California, GO, Election of 2002 (AGM), 5.00%, 5/01/30	1,486	1,529,703
Sequoia Union High School District California, GO, Refunding, Election, Series B (AGM), 5.50%, 7/01/35	5,189	5,425,731

		10,884,484

Colorado — 3.1%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	9,410	9,471,353

District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	1,700	1,915,345

Florida — 7.9%
City of St. Petersburg Florida, Refunding RB (NPFGC), 5.00%, 10/01/35	6,493	6,526,363
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	12,500	13,877,250
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (GNMA), 6.00%, 9/01/40	3,000	3,248,520

		23,652,133

Georgia — 2.2%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/34	6,290	6,561,351

Illinois — 6.5%
City of Chicago Illinois, RB, Series A (AGM), 5.00%, 1/01/33	15,000	15,248,625

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

Illinois (concluded)
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	$3,969	$4,200,179

		19,448,804

Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	2,304	2,488,993

Massachusetts — 1.7%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	4,994	5,229,807

Nevada — 6.7%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	10,000	11,196,500
Series B, 5.50%, 7/01/29	8,247	9,049,543

		20,246,043

New Jersey — 1.4%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,941	4,062,617

New York — 2.5%
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	6,751	7,523,354

Washington — 2.5%
City of Bellevue Washington, GO, Refunding (NPFGC), 5.50%, 12/01/39	6,883	7,524,102

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 39.5%		119,008,386

Total Long-Term Investments (Cost – $466,251,435) – 159.2%		479,355,139

4	BLACKROCK MUNIHOLDINGS INSURED FUND II, INC.	APRIL 30, 2010

Schedule of Investments (concluded)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value

Florida — 0.4%
Jacksonville Health Facilities Authority, VRDN 0.24%, 5/03/10 (d)	$1,160	$1,160,000

	Shares

Money Market Fund — 2.3%
FFI Institutional Tax-Exempt Fund, 0.25% (e)(f)	7,001,650	7,001,650

Total Short-Term Securities (Cost – $8,161,650) – 2.7%		8,161,650

Total Investments (Cost – $474,413,085*) – 161.9%		487,516,789
Other Assets Less Liabilities – 1.8%		5,467,317
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (20.2)%		(60,869,874)
Preferred Shares, at Redemption Value – (43.5)%		(131,010,306)

Net Assets Applicable to Common Shares – 100.0%		$301,103,926

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$419,240,533

Gross unrealized appreciation	$16,433,681
Gross unrealized depreciation	(8,975,359)

Net unrealized appreciation	$7,458,322

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held at July 31, 2009	Net Activity	Shares Held at April 30, 2010	Income

FFI Institutional Tax-Exempt Fund	17,593,090	(10,591,440)	7,001,650	$13,910

(f)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$479,355,139	—	$479,355,139
Short-Term Securities	$7,001,650	1,160,000	—	8,161,650

Total	$7,001,650	$480,515,139	—	$487,516,789

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIHOLDINGS INSURED FUND II, INC.	APRIL 30, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Insured Fund II, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: June 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: June 28, 2010